Members' Equity And Corporate Reorganization - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2020
Issuance of capital units, net of issuance costs		$ 1,562,842
Gross cash proceeds	$ 748,888
Capital Units [Member]
Gross cash proceeds		$ 1,400,000
Class A One Capital Units [Member]
Number of common stock sold		62,812
Issuance of capital units, net of issuance costs		$ 171,100
Class B1 Capital Units [Member]
Number of common stock sold		514,932
Class B1A Capital Units [Member]
Number of common stock sold		102,986